Income Taxes	12 Months Ended
Oct. 31, 2025
Income Taxes [Abstract]
Income Taxes
17.	Income Taxes

Tax rates applicable to the Company:

The combined Canadian federal and provincial statutory income tax rate is 27% for years ended October 31, 2025, 2024 and 2023 and the Israeli statutory corporate tax rate was 23% in 2025, 2024 and 2023.

The tax effect (computed by applying the Canadian federal and provincial statutory rate) of the significant differences, which comprise deferred income tax assets and liabilities, are as follows:

	2025 $	2024 $	2023 $

Canadian statutory income tax rate	27%	27%	27%

Income tax recovery at statutory rate	(1,022,365)	(1,316,712)	(2,322,936)

Tax effect of:
Items not deductible for tax purposes	(250,148)	(20,556)	223,809
Over provided in prior years	(32,177)	(384,109)	(19,674)
Tax rate difference for foreign jurisdiction	(2,237)	(5,365)	10,715
Change in unrecognized deferred income tax assets	1,377,372	2,104,708	2,125,459
Income tax provision	70,445	377,966	17,372

As of October 31, 2025, the Company has Canadian non-capital losses carried forward of $26,866,000, which is available to offset future years’ taxable income in Canada. These losses expire as follows:

$
2037	5,000
2038	75,000
2039	73,000
2040	174,000
2041	1,172,000
2042	4,840,000
2043	8,908,000
2044	5,692,000
2045	5,927,000
26,866,000

Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits therefrom.